Annual Operating Expenses - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Investor Class	Apr. 29, 2024
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.61%

[1]	B Adjusted to reflect current fees .
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.